Share-based payment arrangements - Summary of movements in number of share options outstanding and weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Weighted average price CDN$
Beginning balance (in dollars per share) | $ / shares	$ 11.32	$ 11.56
Granted (in dollars per share) | $ / shares	13.92	13.27
Exercised (in dollars per share) | $ / shares	6.42	6.36
Expired (in dollars per share) | $ / shares	22.28	16.27
Forfeited (in dollars per share) | $ / shares	13.62	12.68
Ending balance (in dollars per share) | $ / shares	$ 11.32	$ 11.32
Number of options
Beginning balance (in shares) | shares	4,250,738	5,092,388
Granted (in shares) | shares	1,265,672	1,091,891
Exercised (in shares) | shares	(885,750)	(339,540)
Expired (in shares) | shares	(646,583)	(803,771)
Forfeited (in shares) | shares	(234,847)	(790,230)
Ending balance (in shares) | shares	3,749,230	4,250,738